United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-21093

                   AllianceBernstein Dynamic Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.


Annual Report
June 30, 2003


AllianceBernstein
Investment Research and Management

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND

July 30, 2003

ANNUAL REPORT

We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Dynamic Growth Fund (the "Fund") for the annual reporting period ended June 30, 2003.

INVESTMENT OBJECTIVE AND POLICIES

This open-end fund seeks long-term growth of capital. The Fund seeks to achieve its objective primarily by investing in equity securities of growing U.S. companies. In managing the Fund's portfolio, Alliance uses a disciplined process to identify companies with superior relative return potential. A proprietary quantitative model is used to rank 300-400 stocks evidencing growth characteristics. Each stock is ranked for momentum, growth sustainability and valuation. The portfolio management team then validates the attractiveness of securities scoring in the top one third of the model utilizing Alliance's fundamental research. Finally, portfolio optimization tools are utilized to assist the management team in the construction of a diversified portfolio that emphasizes the most attractive stocks.

INVESTMENT RESULTS

The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index, for the six-month and since inception periods ended June 30, 2003.

INVESTMENT RESULTS*
Periods Ended June 30, 2003

                           ------------------------------------
                                        Returns
                           ------------------------------------
                              6 Months        Since Inception**
                           --------------     -----------------
AllianceBernstein
Dynamic Growth Fund
   Class A                     11.14%               16.13%
---------------------------------------------------------------
   Class B                     10.48%               15.33%
---------------------------------------------------------------
   Class C                     10.48%               15.33%
---------------------------------------------------------------
Russell 1000 Growth Index      13.09%               18.23%***
---------------------------------------------------------------

The Fund's investment results are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different


I
expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.70% for Class A, 2.40% for Class B, 2.40% for Class C and 1.40% for Advisor Class. This waiver extends through the Portfolio's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Portfolio's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Dynamic Growth Fund.

** Inception date for all classes of shares: 7/22/02.

*** Source: Factset.

Additional investment results appear on page xxxx.

From the Fund's inception on July 22, 2002 through June 30, 2003, the Fund's Class A shares provided a return of 16.13% compared to the primary benchmark, the Russell 1000 Growth Index, which returned 18.23%. All of the underperformance occurred during the second quarter of 2003 when lower quality, lower priced and higher risk stocks were the performance leaders. Consistent with the Fund's investment philosophy, we maintained underweight positions in these sectors and securities.

For the six months ended June 30, 2003, the Fund's Class A shares returned 11.14% compared to 13.09% for the Russell 1000 Growth Index. Again, all of the shortfall occurred during the most recent quarter end for the reasons discussed above.

MARKET OVERVIEW AND INVESTMENT STRATEGY

The Fund's continued investment strategy is to systematically invest in companies demonstrating superior combinations of earnings and price momentum, growth sustainability and valuation. This discipline served us well through the end of the first quarter of calendar year 2003. Subsequently, the combination of additional fiscal stimulus, falling interest rates, apparent control of the SARS epidemic and the end of the war in Iraq triggered a "relief" rally in the second quarter of the year. While the Fund participated in this rally, the biggest winners generally were companies that had lagged dramatically over the previous year and/or those experiencing financial distress. Many of these companies are of lower quality than those stocks held in the Fund. The Fund has maintained its discipline notwithstanding this rally's characteristics.


II

INVESTMENT RESULTS

CUMULATIVE TOTAL RETURNS AS OF JUNE 30, 2003

Class A Shares
                              Without Sales Charge     With Sales Charge
-------------------------------------------------------------------------------
       Since Inception*              16.13%                 11.24%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
       Since Inception*              15.33%                 11.33%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
       Since Inception*              15.33%                 14.33%


The Fund's investment results represent cumulative total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 7/22/02.


III

AllianceBernstein Dynamic Growth Fund Class A: $11,121

Russell 1000 Growth Index: $11,822


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                       AllianceBernstein              Russell 1000
                      Dynamic Growth Fund             Growth Index
----------------------------------------------------------------------------
    7/22/2002              $  9,575                     $ 10,000
    7/31/2002              $ 10,494                     $ 10,854
    8/31/2002              $ 10,610                     $ 10,886
    9/30/2002              $  9,739                     $  9,758
   10/31/2002              $ 10,341                     $ 10,652
   11/30/2002              $ 10,370                     $ 11,231
   12/31/2002              $ 10,005                     $ 10,455
    1/31/2003              $  9,736                     $ 10,201
    2/28/2003              $  9,707                     $ 10,154
    3/31/2003              $ 10,024                     $ 10,343
    4/30/2003              $ 10,601                     $ 11,107
    5/31/2003              $ 11,111                     $ 11,661
    6/30/2003              $ 11,121                     $ 11,822


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Dynamic Growth Fund Class A shares (from 7/22/02 to 6/30/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

When comparing AllianceBernstein Dynamic Growth Fund to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Dynamic Growth Fund.


IV

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

PORTFOLIO OF INVESTMENTS
June 30, 2003

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Health Care - 28.0%
Biotechnology - 2.6%
Amgen, Inc.(a)                                          2,400      $    159,456
                                                                   ------------
Drugs - 5.7%
Allergan, Inc.                                          1,300           100,230
Pfizer, Inc.                                            7,500           256,125
                                                                   ------------
                                                                        356,355
                                                                   ------------
Medical Products - 11.4%
Boston Scientific Corp.(a)                              2,600           158,860
C.R.Bard, Inc.                                            700            49,917
Johnson & Johnson                                       4,700           242,990
St. Jude Medical, Inc.(a)                               2,200           126,500
Stryker Corp.                                             600            41,622
Varian Medical Systems, Inc.(a)                         1,500            86,355
                                                                   ------------
                                                                        706,244
                                                                   ------------
Medical Services - 8.3%
Anthem, Inc.(a)                                           800            61,720
Express Scripts, Inc.(a)                                  900            61,488
UnitedHealth Group, Inc.                                4,400           221,100
WellPoint Health Networks, Inc.(a)                      2,000           168,600
                                                                   ------------
                                                                        512,908
                                                                   ------------
                                                                      1,734,963
                                                                   ------------
Technology - 27.0%
Communication Equipment - 2.1%
Cisco Systems, Inc,(a)                                  5,500            91,795
Juniper Networks, Inc.(a)                               3,200            39,584
                                                                   ------------
                                                                        131,379
                                                                   ------------
Computer Hardware/Storage - 5.3%
Dell Computer Corp.(a)                                  5,000           159,800
International Business Machines Corp.                   1,200            99,000
Lexmark international, Inc.(a)                          1,000            70,770
                                                                   ------------
                                                                        329,570
                                                                   ------------
Computer Services - 2.4%
First Data Corp.                                        3,600           149,184
                                                                   ------------
Internet Infrastructure - 1.7%
eBay, Inc.(a)                                           1,000           104,180
                                                                   ------------
Internet Media - 1.8%
InterActiveCorp.(a)                                       500            19,785
Yahoo! Inc.(a)                                          2,800            91,728
                                                                   ------------
                                                                        111,513
                                                                   ------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Semiconductor Components - 2.1%
Altera Corp(a)                                          2,100      $     34,440
Intel Corp.                                             4,700            97,685
                                                                   ------------
                                                                        132,125
                                                                   ------------
Software - 11.6%
Adobe Systems, Inc.                                     1,100            35,277
Electronic Arts, Inc.(a)                                1,300            96,187
Intuit, Inc.(a)                                         1,900            84,607
Microsoft Corp                                         15,700           402,077
Symantec Corp.(a)                                       1,500            65,790
VERITAS Software Corp.(a)                               1,100            31,537
                                                                   ------------
                                                                        715,475
                                                                   ------------
                                                                      1,673,426
                                                                   ------------
Consumer Services - 16.5%
Apparel - 2.5%
Coach, Inc.(a)                                          1,900            94,506
Liz Claiborne, Inc.                                     1,800            63,450
                                                                   ------------
                                                                        157,956
                                                                   ------------
Broadcasting & Cable - 3.4%
Comcast Corp. Special Cl. A(a)                          4,900           141,267
Echostar Communications Corp Cl. A(a)                   2,000            69,240
                                                                   ------------
                                                                        210,507
                                                                   ------------
Entertainment & Leisure - 0.7%
Harley-Davidson, Inc.                                   1,100            43,846
                                                                   ------------
Printing & Publishing - 1.6%
Tribune Co.                                             2,000            96,600
                                                                   ------------
Retail - General Merchandise - 8.0%
Autozone, Inc.(a)                                       1,200            91,164
Bed Bath & Beyond, Inc.(a)                              3,500           135,835
Lowe's Cos., Inc.                                       1,900            81,605
Staples, Inc.(a)                                        4,100            75,235
The Gap, Inc.                                           2,200            41,272
Williams-Sonoma, Inc.(a)                                2,500            73,000
                                                                   ------------
                                                                        498,111
                                                                   ------------
Miscellaneous - 0.3%
Apollo Group, Inc.(a)                                     300            18,528
                                                                   ------------
                                                                      1,025,548
                                                                   ------------
Finance - 14.2%
Banking - Money Center - 2.4%
SLM Corp.                                               3,800           148,846
                                                                   ------------
Brokerage & Money Management - 1.4%
Morgan Stanley                                          2,100            89,775
                                                                   ------------
Insurance - 1.7%
AFLAC, Inc.                                               200             6,150
Fidelity National Financial, Inc.                       1,000            30,760
The Progressive Corp.                                     900            65,790
                                                                   ------------
                                                                        102,700
                                                                   ------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Mortgage Banking - 3.9%
Fannie Mae                                              3,600      $    242,784
                                                                   ------------
Miscellaneous - 4.8%
Capital One Financial Corp.                             1,900            93,442
Citigroup, Inc.                                         4,700           201,160
                                                                   ------------
                                                                        294,602
                                                                   ------------
                                                                        878,707
                                                                   ------------
Consumer Staples - 7.9%
Beverages - 2.5%
Anheuser-Busch Cos., Inc.                               3,100           158,255
                                                                   ------------
Cosmetics - 3.1%
Avon Products, Inc.                                     1,600            99,520
Estee Lauder Cos., Cl. A                                2,700            90,531
                                                                   ------------
                                                                        190,051
                                                                   ------------
Household Products - 2.3%
The Procter & Gamble Co.                                1,600           142,688
                                                                   ------------
                                                                        490,994
                                                                   ------------
Energy - 1.3%
Domestic Producers - 1.3%
XTO Energy, Inc.                                        4,000            80,440
                                                                   ------------
Consumer Manufacturing - 0.4%
Miscellaneous - 0.4%
Newell Rubbermaid, Inc.                                   900            25,200
                                                                   ------------
Total Common Stocks
  (cost $5,200,936)                                                   5,909,278
                                                                   ------------
Total Investments - 95.3%
  (cost $5,200,936)                                                   5,909,278
Other assets less liabilities - 4.7%                                    293,588
                                                                   ------------
Net Assets - 100.0%                                                $  6,202,866
                                                                   ============

(a)  Non-income producing security.

     See notes to financial statements.

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

ASSETS
Investments in securities, at value (cost $5,200,936)             $   5,909,278
Cash                                                                    329,890
Receivable for investment securities sold                                38,345
Receivable for shares of capital stock sold                               8,259
Due from Adviser                                                          7,040
Deferred offering costs                                                   2,923
Dividends receivable                                                        210
                                                                  -------------
Total assets                                                          6,295,945
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                              48,996
Payable for shares of capital stock redeemed                                 79
Distribution fee payable                                                     23
Accrued expenses and other liabilities                                   43,981
                                                                  -------------
Total liabilities                                                        93,079
                                                                  -------------
Net Assets                                                        $   6,202,866
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $         535
Additional paid-in capital                                            5,397,974
Accumulated net investment loss                                          (4,684)
Accumulated net realized gain on investments                            100,699
Net unrealized appreciation of investments                              708,342
                                                                  -------------
                                                                  $   6,202,866
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($1,157 / 100 shares of capital stock issued and
  outstanding)                                                           $11.57
Sales charge - 4.25% of public offering price                               .51
                                                                         ------
Maximum offering price                                                   $12.08
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($1,149 / 100 shares of capital stock issued and
  outstanding)                                                           $11.49
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($1,149 / 100 shares of capital stock issued and
  outstanding)                                                           $11.49
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($6,199,411 / 534,465 shares of capital stock issued
  and outstanding)                                                       $11.60
                                                                         ======


See notes to financial statements.

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

STATEMENT OF OPERATIONS
For the period July 22, 2002* to June 30, 2003

INVESTMENT INCOME
Dividends                                          $    19,133
Interest                                                   128      $    19,261
                                                   -----------
EXPENSES
Advisory fee                                            27,612
Distribution fee - Class A                                   3
Distribution fee - Class B                                  10
Distribution fee - Class C                                  10
Administrative                                         127,800
Amortization of offering expenses                       47,868
Audit and legal                                         40,716
Organization expenses                                   29,000
Transfer agency                                         19,240
Custodian                                               15,291
Directors' fees                                         14,697
Printing                                                 9,992
Registration fees                                        4,175
Miscellaneous                                            2,953
                                                   -----------
Total expenses                                         339,367
Less: expenses waived and reimbursed by the
  Adviser (see Note B)                                (300,687)
                                                   -----------
Net expenses                                                             38,680
                                                                    -----------
Net investment loss                                                     (19,419)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investments                                        109,860
Net change in unrealized appreciation/depreciation
  of investments                                                        708,342
                                                                    -----------
Net gain on investment transactions                                     818,202
                                                                    -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                        $   798,783
                                                                    ===========


*  Commencement of operations.

   See notes to financial statements.

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  July 22, 2002*
                                                                        to
                                                                  June 30, 2003
                                                                  =============

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss                                               $     (19,419)
Net realized gain on investments                                        109,860
Net change in unrealized appreciation /
  depreciation of investments                                           708,342
                                                                  -------------
Net increase in net assets from
  operations                                                            798,783

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investments
  Class A                                                                    (4)
  Class B                                                                    (4)
  Class C                                                                    (4)
  Advisor Class                                                          (3,988)

CAPITAL STOCK TRANSACTIONS
Net increase                                                          5,308,083
                                                                  -------------
Total increase                                                        6,102,866
Net Assets
Beginning of period                                                     100,000
                                                                  -------------
End of period                                                     $   6,202,866
                                                                  =============


*   Commencement of operations

    See notes to financial statements.

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

Note A

Significant Accounting Policies

AllianceBernstein Dynamic Growth Fund, Inc. (the "Fund"), formerly Alliance Dynamic Growth Fund, Inc., was organized under the laws of the State of Maryland on May 8, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of June 30, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $29,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of approximately $50,790 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of 1.00% of the first $5 billion of the Fund's average daily net assets, .95% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .90% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 10, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from May 8, 2002 (date of organization of Fund) to August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B shares and Class C shares and 1.40% of average daily net assets for Advisor Class shares. For the period ended June 30, 2003, such reimbursement amounted to $154,887. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended June 30, 2003, expenses in the amount of $76,868 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended June 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $127,800.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended June 30, 2003, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $18,000.

AllianceBernstein Investment Research & Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended June 30, 2003.

Brokerage commissions paid on investment transactions for the period ended June 30, 2003, amounted to $ 14,828, of which $509 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:


                                                   Purchases         Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $    7,844,251   $    2,753,180
U.S. government securities                                  -0-              -0-


At June 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                             $    5,207,086
                                                                 --------------
Gross unrealized appreciation                                    $      729,698
Gross unrealized depreciation                                           (27,506)
                                                                 --------------
Net unrealized appreciation                                      $      702,192
                                                                 --------------


NOTE E

Capital Stock

There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                 Shares           Amount
                                             --------------   --------------
                                             July 22, 2002(a)  July 22, 2002(a)
                                              June 30, 2003    June 30, 2003
                                             --------------   --------------
CLASS A
Shares sold                                              90   $          900
----------------------------------------------------------------------------
Net increase                                             90   $          900
============================================================================

CLASS B
Shares sold                                              90   $          900
----------------------------------------------------------------------------
Net increase                                             90   $          900
============================================================================

CLASS C
Shares sold                                              90   $          900
----------------------------------------------------------------------------
Net increase                                             90   $          900
============================================================================

ADVISOR CLASS
Shares sold                                         531,480   $    5,382,606
----------------------------------------------------------------------------
Shares redeemed                                      (6,985)         (77,223)
----------------------------------------------------------------------------
Net increase                                        524,495   $    5,305,383
============================================================================


(a)  Commencement of operations.

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended June 30, 2003.

Note G

Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended June 30, 2003 were as follows:


Distributions paid from:                                  2003
                                                       ==========
  Ordinary income                                      $    4,000
                                                       ----------
Total taxable distributions                                 4,000
                                                       ----------
Total distributions paid                               $    4,000
                                                       ----------

As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Undistributed ordinary income                          $  106,849
Accumulated other losses                                   (4,684)
Unrealized appreciation/(depreciation)                    702,192
                                                       ----------
Total accumulated earnings/(deficit)                   $  804,357
                                                       ----------


During the current fiscal year, permanent differences, primarily due to nondeductible expenses and net investment loss, resulted in a net decrease in accumulated net investment loss, a decrease in accumulated net realized gain on investments, and the corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

ALLIANCEBERNSTEIN DYNAMIC GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                            --------------------------------------------------
                                                                                     Advisor
                                              Class A      Class B      Class C       Class
                                            --------------------------------------------------
                                              July 22,     July 22,     July 22,     July 22,
                                            2002(a) to   2002(a) to   2002(a) to    2002(a) to
                                              June 30,     June 30,     June 30,     June 30,
                                                2003         2003         2003        2003
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.00       $10.00       $10.00       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)(c)                      (.09)        (.16)        (.16)        (.07)
Net realized and unrealized gain on
   investment transactions                      1.70         1.69         1.69         1.71
Net increase in net asset value from
   operations                                   1.61         1.53         1.53         1.64

LESS: DISTRIBUTIONS
Distributions from net realized gains
   on investments                               (.04)        (.04)        (.04)        (.04)
Net asset value, end of period                $11.57       $11.49       $11.49       $11.60

TOTAL RETURN
Total investment return based on net
   asset value (d)                             16.13%       15.33%       15.33%       16.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                                $1           $1           $1       $6,200
Ratio to average net assets of:
Expenses, net of waivers/
   reimbursements (e)                           1.70%        2.40%        2.40%        1.40%
Expenses, before waivers/
   reimbursements (e)                          17.52%       18.19%       18.19%       12.25%
Net investment loss                             (.86)%      (1.57)%      (1.57)%       (.70)%
Portfolio turnover rate                           95%          95%          95%          95%



(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived / reimbursed by the Adviser.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

Report of Independent Auditors

To the Board of Directors and Shareholders of AllianceBernstein Dynamic Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Dynamic Growth Fund, Inc. (the "Fund") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 22, 2002 (commencement of operations) through June 30, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Bruce W. Calvert, Senior Vice President
Paul C. Rissman, Senior Vice President
Debra G. Ackerman, Vice President
Thomas J. Bardong, Vice President
Ann Larson, Vice President
Janet A. Walsh, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment, Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1)  Member of the Audit Committee

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.



     NAME, ADDRESS,                       PRINCIPAL                            PORTFOLIOS            OTHER
    AGE OF DIRECTOR                     OCCUPATION(S)                       IN FUND COMPLEX      DIRECTORSHIPS
       (YEARS OF                         DURING PAST                          OVERSEEN BY           HELD BY
       SERVICE*)                           5 YEARS                              DIRECTOR           DIRECTOR
--------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR

John D. Carifa, **, 58            President, Chief Operating                        113             None
1345 Avenue of the Americas       Officer and a Director of
New York, NY 10105                Alliance Capital Management
(1)                               Corporation ("ACMC"), with
                                  which he has been associated
                                  with since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72                Formerly an Executive Vice                         94             None
P.O. Box 4623                     President and Chief Insurance
Stamford, CT 06903                Officer of The Equitable Life
(1)                               Assurance Society of the United
                                  States; Chairman and Chief
                                  Executive Officer of Evlico.
                                  Formerly a Director of Avon,
                                  BP Amoco Corporation (oil and gas),
                                  Ecolab Incorporated (specialty
                                  chemicals), Tandem Financial
                                  Group and Donaldson, Lufkin &
                                  Jenrette Securities Corporation.




                                  Formerly Governor at Large National
                                  Association of Securities Dealers, Inc.

David H. Dievler, #+, 73          Independent Consultant. Until                      98             None
P.O. Box 167                      December 1994, Senior Vice President of
Spring Lake, NJ 07762 (1)         ACMC responsible for mutual fund
                                  administration. Prior to joining ACMC
                                  in 1984, Chief Financial Officer of
                                  Eberstadt Asset Management since 1968.
                                  Prior to that, Senior Manager at Price
                                  Waterhouse & Co. Member of the American
                                  Institute of Certified Public Accountants
                                  since 1953.

John H. Dobkin, #+, 61            Consultant. Formerly President of Save             95             None
P.O. Box 12                       Venice, Inc. from 2001-2002, Senior Advisor
Annandale, NY 12504 (1)           from June 1999-June 2000 and President of
                                  Historic Hudson Valley from December
                                  1989-May 1999. Previously, Director of
                                  the National Academy of Design and during
                                  1988-1992, Director and Chairman of the
                                  Audit Committee of ACMC.




William H. Foulk, Jr., #+, 70     Investment Adviser and Independent                110             None
2 Sound View Drive                Consultant. Formerly Senior Manager of
Suite 100                         Barrett Associates, Inc., a registered
Greenwich, CT 06830 (1)           investment adviser, with which he had
                                  been associated since prior to 1998.
                                  Formerly Deputy Comptroller of the
                                  State of New York and, prior thereto,
                                  Chief Investment Officer of the New York
                                  Bank for Savings.

Clifford L. Michel, #+, 64        Senior Counsel of the law firm of Cahill           94             Placer
15 St. Bernard's Road             Gordon & Reindel since February 2001 and                          Dome, Inc.
Gladstone, NJ 07934 (1)           a partner of that firm for more than
                                  twenty-five years prior thereto.
                                  President and Chief Executive Officer
                                  of Wenonah Development Company
                                  (investments) and a Director of Placer
                                  Dome, Inc. (mining).

Donald J. Robinson, #+, 69        Senior Counsel to the law firm                     93             None
98 Hell's Peak Road               of Orrick, Herrington & Sutcliffe
Weston, VT 05161 (1)              LLP since prior to 1998. Formerly a
                                  senior partner and a member of the
                                  Executive Committee of that firm.
                                  Formerly a member and Chairman of the
                                  Municipal Securities Rulemaking Board
                                  and a Trustee of the Museum of the
                                  City of New York.


*  There is no stated term of office for the Fund's Directors

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

Officer Information

Certain information concerning the Fund's Officers is set forth below.



      NAME, ADDRESS*              POSITION(S) HELD                          PRINCIPAL OCCUPATION
         AND AGE                     WITH FUND                              DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman & President            See biography above.

Bruce W. Calvert, 56              Senior Vice President           Chairman of the Board, Chief Executive Officer
                                                                  and a Director of ACMC, with which he has
                                                                  been associated since prior to 1998.

Paul C. Rissman, 46               Senior Vice President           Executive Vice President of ACMC, with which
                                                                  he has been associated since prior to 1998.

Debra G. Ackerman, 37             Vice President                  Vice President of ACMC, with which she has
                                                                  been associated since prior to 1998.

Thomas J. Bardong, 58             Vice President                  Senior Vice President of ACMC, with which he
                                                                  has been associated since prior to 1998.

Ann Larson, 33                    Vice President                  REQUEST PUT IN - BIO NOT YET AVAILABLE

Janet A. Walsh, 41                Vice President                  Senior Vice President of ACMC, with which
                                                                  she has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and General Counsel of
                                                                  AllianceBernstein Investment Research and
                                                                  Management, Inc. ("ABIRM") and Alliance
                                                                  Global Investor Services, Inc. ("AGIS"),
                                                                  with which he has been associated since
                                                                  prior to 1998.

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS and a Vice
                                  Financial Officer               President of ABIRM, with which he has been
                                                                  associated since prior to 1998.

Vincent S. Noto, 38               Controller                      Vice President of AGIS, with which he has
                                                                  been associated since prior to 1998.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Dynamic Growth Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003